Cost of Other Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cost of Other Revenues
Cost of other revenues consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Interest expenses of borrowings	288,241,857	15,240,283	—	—
Other costs*	247,530,755	202,030,929	220,193,581	34,553,179

	535,772,612	217,271,212	220,193,581	34,553,179

*	Other costs include commission expenses, salaries and cost of educational services.